Goodwill And Other Intangible Assets (Schedule Of Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	$ 1,000,608	$ 1,124,902
Accumulated amortization	313,395	320,912
Indefinite-lived intangible assets	168,800	183,070
Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	922,409	910,035
Accumulated amortization	275,831	208,362
Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	47,745	184,327
Accumulated amortization	25,433	100,608
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	24,171	24,370
Accumulated amortization	7,556	7,431
Indefinite-lived intangible assets	48,800	48,800
Licenses, Distribution Agreements And Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	6,283	6,170
Accumulated amortization	4,575	4,511
Acquired IPR&D [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 120,000	$ 134,270